Investment in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of associates [line items]
Beginning balance	$ 4,612
Ending balance	4,878
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,125	$ 3,482
Effect of movements in foreign exchange	347	(90)
Dividends received	(72)	(94)
Share of results of associates	59	57
Ending balance	3,459	3,355
Anadolu Efes [member]
Disclosure of associates [line items]
Beginning balance	214	164
Effect of movements in foreign exchange	(99)	(17)
Dividends received	(5)	(10)
Share of results of associates	(1)	22
Exceptional share of results of associates	9	104
Ending balance	$ 118	$ 263